5. Derivative Liabilities (Tables)	3 Months Ended
Jun. 30, 2013
Derivatives, Policy [Policy Text Block] [Abstract]
Schedule of Debt [Table Text Block]
	June 30, 2013 $	December 31, 2012 $

Convertible promissory note, due December 5, 2014	715,385	395,285

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At December 6, 2012 (issuance date)	318%	0.25%	0%	2.00
At June 30, 2013	356%	0.26%	0%	1.43